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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

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1.     Name and Address of Issuer:

       ING Equity Trust
       7337 East Doubletree Ranch Road
       Scottsdale, AZ 85258-2034

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2.     The name of each Series or Class of securities for which this Form is filed (If the Form is being filed for all Series and Classes of securities of the Issuer, check the box but do not list series or classes): [ ]

       ING Biotechnology Fund

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3.     Investment Company Act File Number:   811-8817


       Securities Act File Number:           333-56881
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4(a).  Last day of fiscal year for which this Form is filed:

       December 10, 2002

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4(b).  [ ] Check box if this Form is being  filed  late  (i.e.,  more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

       NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.
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4(c).  [ ] Check box if this is the last time the issuer will be filing this Form.

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
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5.     Calculation of Registration Fee:

       (i)    Aggregate  sale price of securities  sold
              during  the  fiscal   year   pursuant  to
              section 24(f):                                        $     56,867
                                                                    ------------
       (ii)   Aggregate price of securities redeemed or
              repurchased   during  the  fiscal   year:
                                                        $    811,596
                                                        ------------
       (iii)  Aggregate price of securities redeemed or
              repurchased  during any PRIOR fiscal year
              ending no earlier  than  October 11, 1995
              that were not  previously  used to reduce
              registration    fees   payable   to   the
              Commission:                               $788,963,764*
                                                        ------------
       (iv)   Total available  redemption  credits [add
              Items 5(ii) and 5(iii)]:                              $789,775,360
                                                                    ------------
       (v)    Net sales - if Item 5(i) is greater  than
              Item 5(iv) [subtract Item 5(iv) from Item
              5(i)]:                                                $          0
                                                                    ------------
       (vi)   Redemption  Credits  available for use in
              future  years - if Item 5(i) is less than
              Item 5(iv) [subtract Item 5(iv) from Item
              5(i)]:                                    $789,718,493
                                                        ------------
       (vii)  Multiplier for  determining  registration
              fee (See Instruction C.9):                                0.000092
                                                                    ------------
       (viii) Registration  fee due [multiply Item 5(v)
              by Item  5(vii)]  (enter "0" if no fee is
              due):                                                 $          0
                                                                    ============
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6.     Prepaid Shares

       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:_____________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_____________.

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7.     Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

       $______
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
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8.     Total of the Amount of the Registration Fee Due Plus Any Interest Due
       [line 5(viii) plus line7]:

       $0
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9.     Date the Registration Fee and any Interest Payment was Sent to the
       Commission's Lockbox Depository:

       Date:                                    CIK Number:

       Method of Delivery:
                          [ ] Wire Transfer
                          [ ] Mail or other means
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)** /s/ Todd Modic
                           --------------------------------------
                           Todd Modic, Assistant Vice President
                           --------------------------------------

Date: March 7, 2003

*On December 17, 2001, the Boards of Trustees of each of the various ING Funds approved plans of reorganization which were intended to decrease the number of corporate entities under which the ING Funds are organized (the "Reorganization") and align the open-end funds with similar open-end funds that share the same prospectus. The Reorganization was approved by relevant shareholders in the first or second quarter of 2002. The Reorganization resulted only in a change in corporate form of some of the ING Funds, with no change in the substance or investment aspects of the ING Funds. The Board approved the creation of new series of ING Equity Trust to serve as "shells" (the "Shell Funds") into which reorganized funds ("Reorganizing Funds") were reorganized. The plans of reorganization provided for, among other things, the transfer of assets and liabilities of the Reorganizing Funds to the Shell Funds. Prior to September 23, 2002, the effective date of the Reorganization, the Shell Funds had only nominal assets. For accounting purposes, each Reorganizing Fund is considered the surviving entity.

The Reorganization resulted in certain series of other Registrants of ING Funds being reorganized into ING Equity Trust as well as certain series of ING Equity Trust being reorganized into other Registrants of ING Funds.

The following is a reconciliation of the REDEMPTION CREDITS AVAILABLE FOR USE IN FUTURE YEARS from the most recently filed Form 24F-2 for ING Equity Trust for the period ended May 31, 2002:

Redemption Credits Available per May 31, 2002 Form 24F-2                        $           0
Redemption Credits related to certain Series of ING Mutual Funds
  reorganized into ING Equity Trust                                               348,874,221
Redemption Credits related to certain Series of ING Funds Trust
  reorganized into ING Equity Trust                                                10,691,784
Redemption Credits related to certain Series of ING Mayflower Trust
  reorganized into ING Equity Trust                                                35,025,403
Redemption Credits related to ING Financial Services Fund, Inc.
  reorganized into ING Equity Trust                                               295,147,517
Redemption Credits related to ING Large Company Value Fund, Inc.
  reorganized into ING Equity Trust                                                 9,083,058
Redemption Credits related to ING Growth Opportunities
  reorganized into ING Equity Trust                                                90,141,781
                                                                                -------------
Adjusted Redemption Credits Available after Reorganization                      $ 788,963,764
                                                                                =============

**Please print the name and title of the signing officer below the signature